Note 27 - Earnings Per Share - Earnings Per Share Computations (Details) $ in Thousands	3 Months Ended																							12 Months Ended
	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 USD ($) shares		Dec. 31, 2021 USD ($) shares		Dec. 31, 2020 USD ($) shares		Dec. 31, 2019 USD ($) shares
Statement Line Items [Line Items]
Issued shares at the beginning of year (note 25) (in shares)																								19,188,073	12,833,126		12,756,606		12,118,823		10,763,041		10,603,153
Weighted average shares issued (in shares)																								12,934	5,792,435		74,214		51,462		940,489		138,736
Weighted average number of shares at December 31 (in shares)																								19,201,007	18,625,561		12,830,820		12,170,285		11,703,530		10,741,889
Weighted average at December 31 (in shares)																								19,201,007	18,625,561		12,830,820		12,170,285		11,703,530		10,741,889
Effect of dilutive options (in shares)																								1,594	6,550		6,482		6,933		13,173		5,229
Weighted average number of shares (diluted) at December 31 (in shares)																								19,202,601	18,632,111		12,837,302		12,177,218		11,716,703		10,747,118
Profit for the year attributable to owners of the Company (basic and diluted) | $	$ 2,264	$ 8,283	$ 1,486	$ (3,401)	$ 3,823	$ (2,928)	$ (5,356)	$ (6,358)	$ 6,644	$ 6,928	$ 4,025	$ 2,541	$ 6,933	$ 2,954	$ 4,968	$ 3,566	$ 3,795	$ 3,644	$ 7,854	$ 3,956	$ 3,901	$ 4	$ 13,443	$ 17,899	$ (7,862)	[1],[2]	$ 11,239	[1],[2]	$ 17,396	[1],[2]	$ 18,859	[1],[2]	$ 21,305	[1],[2]
Blanket Mine Employee Trust Adjustment | $																								(389)	(262)	[2]	(363)	[2]	(326)	[2]	(485)	[2]	(986)	[2]
Profit attributable to ordinary shareholders (basic and diluted) | $																								$ 17,510	$ (8,124)	[2]	$ 10,876	[2]	$ 17,070	[2]	$ 18,374	[2]	$ 20,319	[2]
Basic earnings (loss) per share - $																								0.91	(0.44)	[2]	0.85	[2]	1.4	[2]	1.57	[2]	1.94	[2]
Diluted earnings (loss) per share - $																								0.91	(0.44)	[2]	0.85	[2]	1.4	[2]	1.57	[2]	1.94	[2]

[1]	Refer to note 41.
[2]	Unaudited and restated. Refer to note 2.2 and note 41.